Supplementary cash flow information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Details for acquisitions
Assets acquired	€ (547,146)	€ (337,300)	€ (2,639,432)
Liabilities assumed	70,143	41,761	260,120
Noncontrolling interests	120,197	37,140	137,368
Put option liabilities		26,801	72,151
Non-cash consideration	12,482	33,804	26,637
Cash paid	(344,324)	(224,595)	(2,215,307)
Less cash acquired	19,518	9,759	55,210
Net cash paid for acquisitions	(324,806)	(214,836)	(2,160,097)
Cash paid for investments	(77,010)	(10,899)	(23,290)
Cash paid for intangible assets	(32,355)	(33,250)	(37,972)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	(434,171)	(258,985)	(2,221,359)
Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed	52,444	14,608	43,317
Proceeds from divestitures	€ 52,444	€ 14,608	€ 43,317